EQUITY FINANCING AGREEMENT (Details Narrative) - USD ($)									3 Months Ended
	Nov. 14, 2025	Oct. 29, 2025	Oct. 08, 2025	Sep. 18, 2025	Sep. 03, 2025	Aug. 06, 2025	Jul. 17, 2025	May 02, 2025	Jun. 30, 2026	Jun. 30, 2025
Option Indexed to Issuer's Equity [Line Items]
Commmitment amount								$ 3,000,000
Equity financing agreement description								The maximum amount that the Company shall be entitled to put to GHS in each put notice will not exceed two hundred percent (200%) of the average of the daily trading dollar volume of the Company’s common stock during the ten (10) trading days preceding the put, so long as such amount does not exceed 4.99% of the outstanding shares of the Company. Pursuant to the Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s common stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding common stock. The price of each put share shall be equal to ninety-two- and one-half percent (92.5%) of the lowest traded price of the Company’s common stock for the ten (10) consecutive trading days preceding the date on which the applicable put is delivered to GHS and one hundred twelve and one-half percent (112.5%) of the put amount shall be delivered in shares in each particular put.
Number of shares issued, value									$ 763,035	$ 30,000
Equity Financing Agreement [Member]
Option Indexed to Issuer's Equity [Line Items]
Number of shares issued	8,812,649	22,535,036	6,034,628	3,358,693	5,499,766	4,770,259	11,616,962
Number of shares issued, value	$ 180,424	$ 435,427	$ 99,236	$ 65,726	$ 110,709	$ 148,260	$ 314,252
Legal fees	179,399	434,402	96,226	62,861	108,546	145,604	298,770
Clearing fees	$ 1,025	$ 1,025	$ 3,010	$ 2,865	$ 2,244	$ 2,656	$ 15,482
GHS Investments LLC [Member]
Option Indexed to Issuer's Equity [Line Items]
Number of shares issued								803,536
Share price								$ 0.037335
Number of shares issued, value								$ 30,000
Call Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Aggregate of amount								500,000
Put Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Aggregate of amount								$ 3,000,000